Document and Entity Information	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	IPALCO ENTERPRISES, INC.
Entity Central Index Key	0000728391
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false